UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Semiannual Report

June 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0810
1.831205.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Actual	.0024%	$ 1,000.00	$ 1,058.50	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
U.S. Government and U.S. Government Agency Obligations † 58.7%	U.S. Government and U.S. Government Agency Obligations † 61.0%
AAA 7.7%	AAA 8.0%
AA 3.3%	AA 3.9%
A 8.2%	A 8.5%
BBB 12.8%	BBB 15.0%
BB and Below 2.3%	BB and Below 2.1%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's ® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of June 30, 2010
6 months ago
Years	6.2	5.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	3.9	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Corporate Bonds 23.5%		Corporate Bonds 26.3%
	U.S. Government and U.S. Government Agency Obligations † 58.7%		U.S. Government and U.S. Government Agency Obligations † 61.0%
	Asset-Backed Securities 2.3%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 8.4%		CMOs and Other Mortgage Related Securities 8.3%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	4.3%	** Foreign investments	5.2%
* Futures and Swaps	2.3%	** Futures and Swaps	9.1%

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments June 30, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,100,000	$ 2,265,041
5.875% 1/15/36	5,329,000	5,174,731
		7,439,772
Media - 1.8%
AOL Time Warner, Inc.:
6.875% 5/1/12	290,000	315,983
7.625% 4/15/31	1,625,000	1,958,366
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,202,064
5.5% 3/15/11	2,675,000	2,755,397
6.4% 3/1/40	2,884,000	3,110,951
6.45% 3/15/37	1,410,000	1,527,853
COX Communications, Inc.:
4.625% 6/1/13	3,475,000	3,706,216
6.25% 6/1/18 (c)	3,626,000	4,045,764
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,716,059
6.35% 6/1/40	2,421,000	2,590,872
NBC Universal, Inc.:
3.65% 4/30/15 (c)	1,200,000	1,227,660
5.15% 4/30/20 (c)	3,234,000	3,375,623
6.4% 4/30/40 (c)	3,340,000	3,572,698
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,339,786
News America, Inc.:
6.15% 3/1/37	1,745,000	1,822,335
6.2% 12/15/34	5,840,000	6,158,683
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,710,641
6.2% 7/1/13	7,000,000	7,831,432
6.75% 7/1/18	4,425,000	5,083,515
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,219,301
6.5% 11/15/36	2,337,000	2,546,970
Viacom, Inc.:
6.125% 10/5/17	1,312,000	1,491,110
6.75% 10/5/37	935,000	1,046,359
		71,355,638
TOTAL CONSUMER DISCRETIONARY		78,795,410
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (c)	3,000,000	3,449,604
7.75% 1/15/19 (c)	3,200,000	3,886,550

	Principal Amount	Value
Diageo Capital PLC 5.2% 1/30/13	$ 1,705,000	$ 1,855,002
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,343,260
		11,534,416
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28	5,176,074	5,293,985
6.302% 6/1/37 (j)	4,326,000	3,871,770
		9,165,755
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,959,210
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,381,659
6.125% 2/1/18	3,684,000	4,183,536
6.5% 8/11/17	3,514,000	4,083,939
		16,608,344
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	5,638,791
9.95% 11/10/38	2,699,000	3,549,873
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,141,605
5.65% 5/16/18	2,751,000	3,011,308
Reynolds American, Inc. 7.25% 6/15/37	3,085,000	3,177,720
		18,519,297
TOTAL CONSUMER STAPLES		55,827,812
ENERGY - 2.5%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 5.35% 3/15/20 (c)	3,724,000	3,811,369
Weatherford International Ltd.:
7% 3/15/38	2,250,000	2,131,682
9.625% 3/1/19	5,089,000	6,131,879
		12,074,930
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 5.95% 9/15/16	349,000	300,533
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,367,882
Cenovus Energy, Inc. 6.75% 11/15/39 (c)	1,233,000	1,418,730
ConocoPhillips 5.75% 2/1/19	3,900,000	4,463,960
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,203,187
Duke Capital LLC 6.25% 2/15/13	855,000	929,058
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,524,816
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,541,062
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 320,000	$ 360,417
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	2,710,000	2,804,980
6.55% 9/15/40	1,276,000	1,325,941
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,496,000	1,647,302
6.85% 1/15/40 (c)	5,616,000	6,427,068
Nakilat, Inc. 6.067% 12/31/33 (c)	4,015,000	3,913,621
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,298,954
6.4% 5/15/37	2,125,000	2,220,610
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,980,000	1,972,029
Pemex Project Funding Master Trust 1.1363% 12/3/12 (c)(j)	410,000	407,950
Petro-Canada:
6.05% 5/15/18	1,480,000	1,667,890
6.8% 5/15/38	3,485,000	4,007,001
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,320,000	2,336,351
6.875% 1/20/40	6,213,000	6,213,000
7.875% 3/15/19	4,277,000	4,901,442
Plains All American Pipeline LP 6.125% 1/15/17	1,250,000	1,357,569
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,086,923
5.5% 9/30/14 (c)	2,808,000	2,995,698
5.832% 9/30/16 (c)	2,375,000	2,554,313
6.332% 9/30/27 (c)	2,415,000	2,601,390
6.75% 9/30/19 (c)	1,838,000	2,033,253
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,258,976
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,009,000	1,047,094
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	699,390
		88,888,390
TOTAL ENERGY		100,963,320
FINANCIALS - 11.6%
Capital Markets - 2.5%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	4,375,000	4,731,007
6.95% 8/10/12	2,070,000	2,270,964
BlackRock, Inc. 6.25% 9/15/17	2,091,000	2,398,283
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,974,485
5.625% 1/15/17	3,000,000	3,034,971

	Principal Amount	Value
5.95% 1/18/18	$ 755,000	$ 784,703
6.15% 4/1/18	5,954,000	6,240,751
6.75% 10/1/37	3,421,000	3,357,865
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	2,071,000	2,097,126
6.5% 6/15/12	6,054,000	6,249,248
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,960,044
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,907,440
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,283,943
7.125% 5/15/15	5,585,000	5,884,529
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	2,509,000	2,632,669
6.4% 8/28/17	1,300,000	1,356,328
6.875% 4/25/18	1,676,000	1,789,008
Morgan Stanley:
2.9228% 5/14/13 (j)	4,300,000	4,315,381
4.75% 4/1/14	1,500,000	1,502,832
5.45% 1/9/17	900,000	892,649
5.95% 12/28/17	2,100,000	2,127,859
6% 5/13/14	3,380,000	3,582,307
6.6% 4/1/12	7,695,000	8,167,627
6.625% 4/1/18	10,165,000	10,660,717
7.3% 5/13/19	3,590,000	3,863,289
Northern Trust Corp. 5.5% 8/15/13	1,100,000	1,224,188
UBS AG Stamford Branch 5.75% 4/25/18	1,220,000	1,259,408
		97,549,621
Commercial Banks - 2.3%
Bank of America NA 5.3% 3/15/17	6,480,000	6,528,360
Barclays Bank PLC 5% 9/22/16	3,110,000	3,191,771
Credit Suisse (Guernsey) Ltd. 5.86% (j)	4,785,000	4,222,763
Credit Suisse New York Branch:
5% 5/15/13	2,403,000	2,568,009
6% 2/15/18	6,110,000	6,379,457
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (c)(j)	280,110	264,004
Discover Bank:
7% 4/15/20	1,891,000	1,910,742
8.7% 11/18/19	6,339,000	7,042,109
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,971,985
Fifth Third Bancorp:
4.5% 6/1/18	939,000	888,642
8.25% 3/1/38	4,319,000	4,847,801
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,435,472
HSBC Holdings PLC:
0.4915% 10/6/16 (j)	399,000	392,134
6.5% 9/15/37	7,355,000	7,622,619
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14	$ 2,049,000	$ 2,188,297
6.95% 2/1/28	800,000	827,317
KeyBank NA, Cleveland 5.45% 3/3/16	1,618,000	1,675,591
Korea Development Bank 5.3% 1/17/13	3,805,000	4,010,702
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (c)(j)	269,000	261,562
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,670,991
5% 1/17/17	302,000	277,105
5.25% 9/4/12	1,200,000	1,199,311
PNC Funding Corp.:
0.4778% 1/31/12 (j)	631,000	625,007
3.625% 2/8/15	1,165,000	1,199,704
Regions Bank 6.45% 6/26/37	3,112,000	2,590,525
Regions Financial Corp.:
5.75% 6/15/15	814,000	809,195
7.75% 11/10/14	2,367,000	2,497,954
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,547,937
Standard Chartered Bank 6.4% 9/26/17 (c)	957,000	1,031,884
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,618,480
Wachovia Corp. 4.875% 2/15/14	785,000	821,312
Wells Fargo & Co.:
3.625% 4/15/15	4,064,000	4,154,302
3.75% 10/1/14	3,750,000	3,840,859
		91,113,903
Consumer Finance - 0.8%
Capital One Bank USA NA 8.8% 7/15/19	2,599,000	3,246,744
Capital One Financial Corp. 5.7% 9/15/11	1,991,000	2,071,317
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,588,115
5.625% 5/1/18	9,700,000	10,314,864
5.875% 1/14/38	3,600,000	3,534,916
5.9% 5/13/14	4,170,000	4,604,093
6.375% 11/15/67 (j)	4,000,000	3,720,000
MBNA America Bank NA 7.125% 11/15/12 (c)	1,075,000	1,170,786
MBNA Corp. 7.5% 3/15/12	1,860,000	1,997,843
		33,248,678
Diversified Financial Services - 1.4%
Citigroup, Inc.:
4.75% 5/19/15	8,000,000	7,999,200
5.5% 4/11/13	1,390,000	1,445,279
6% 12/13/13	2,152,000	2,257,756
6.125% 5/15/18	6,240,000	6,516,632

	Principal Amount	Value
6.5% 8/19/13	$ 8,073,000	$ 8,600,934
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	4,215,625
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	20,000	20,286
5.6% 6/1/11	88,000	91,667
5.75% 1/2/13	3,500,000	3,765,216
6.3% 4/23/19	3,920,000	4,430,662
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,375,000	3,200,581
5.35% 4/15/12 (c)	1,700,000	1,727,135
5.5% 1/15/14 (c)	2,405,000	2,386,900
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (c)	2,400,000	2,799,228
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,092,198
5.15% 3/15/20	1,545,000	1,611,970
7% 5/1/12	799,000	864,565
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,716,000	3,325,820
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	500,000	442,135
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,016,000	909,320
		57,703,109
Insurance - 1.6%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,073,764
American International Group, Inc. 8.175% 5/15/68 (j)	3,075,000	2,429,250
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	435,897
Lincoln National Corp. 7% 5/17/66 (j)	4,799,000	3,995,168
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	2,805,000	3,736,947
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (c)(j)	3,285,000	3,284,343
MetLife, Inc. 6.75% 6/1/16	3,234,000	3,673,393
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,133,953
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,485,868
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,644,000	1,923,015
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,060,000	2,213,435
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,690,000	3,869,319
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	3,100,000	3,846,226
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,669,830
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	1,484,366
5.5% 3/15/16	1,552,000	1,635,625
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
6.2% 1/15/15	$ 460,000	$ 506,445
7.375% 6/15/19	1,250,000	1,448,416
8.875% 6/15/38 (j)	4,682,000	4,939,510
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,397,242
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,111,252
		63,293,264
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	532,820
Camden Property Trust 5.375% 12/15/13	2,985,000	3,161,993
Developers Diversified Realty Corp.:
4.625% 8/1/10	227,000	227,088
5.25% 4/15/11	2,713,000	2,716,250
5.375% 10/15/12	1,252,000	1,236,784
7.5% 4/1/17	1,944,000	1,908,804
Duke Realty LP 4.625% 5/15/13	956,000	985,045
Equity One, Inc. 6% 9/15/17	2,405,000	2,448,403
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,509,332
5.9% 4/1/20	1,046,000	1,106,125
HRPT Properties Trust:
5.75% 11/1/15	670,000	692,251
6.25% 6/15/17	4,455,000	4,536,313
UDR, Inc. 5.5% 4/1/14	3,685,000	3,831,470
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	924,479
Washington (REIT) 5.95% 6/15/11	3,042,000	3,136,856
		28,954,013
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13	2,575,000	2,722,805
BioMed Realty LP 6.125% 4/15/20 (c)	1,392,000	1,450,418
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,307,000	2,337,568
5.7% 5/1/17	5,000,000	4,887,645
5.75% 4/1/12	1,371,000	1,416,646
Colonial Properties Trust:
4.8% 4/1/11	273,000	269,185
5.5% 10/1/15	6,290,000	6,088,443
Digital Realty Trust LP 4.5% 7/15/15 (c)	1,829,000	1,823,458
Duke Realty LP:
5.4% 8/15/14	2,200,000	2,274,745
5.5% 3/1/16	1,270,000	1,306,007
5.625% 8/15/11	3,781,000	3,870,889
5.95% 2/15/17	778,000	794,615

	Principal Amount	Value
6.25% 5/15/13	$ 2,824,000	$ 3,012,289
6.5% 1/15/18	2,445,000	2,602,546
ERP Operating LP:
5.375% 8/1/16	1,034,000	1,110,911
5.5% 10/1/12	3,548,000	3,770,545
5.75% 6/15/17	3,760,000	4,053,742
Liberty Property LP:
5.5% 12/15/16	2,290,000	2,377,368
6.625% 10/1/17	2,307,000	2,479,017
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,844,214
Reckson Operating Partnership LP:
5.15% 1/15/11	810,000	812,835
6% 3/31/16	3,099,000	3,004,604
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,914,402
6.75% 1/15/12	2,035,000	2,135,930
Simon Property Group LP:
4.2% 2/1/15	1,523,000	1,565,679
4.875% 8/15/10	4,120,000	4,130,494
5.1% 6/15/15	2,220,000	2,342,719
6.75% 2/1/40	2,455,000	2,745,156
Tanger Properties LP 6.125% 6/1/20	1,657,000	1,745,547
		71,890,422
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
5.625% 7/1/20	2,890,000	2,915,163
5.65% 5/1/18	4,438,000	4,550,974
6.5% 8/1/16	3,000,000	3,248,301
7.375% 5/15/14	759,000	850,873
First Niagara Financial Group, Inc. 6.75% 3/19/20	2,991,000	3,196,930
Independence Community Bank Corp. 2.1115% 4/1/14 (j)	4,690,000	4,594,235
		19,356,476
TOTAL FINANCIALS		463,109,486
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,222,671
6.25% 6/15/14	1,108,000	1,254,902
		4,477,573
Pharmaceuticals - 0.1%
Abbott Laboratories 5.3% 5/27/40	1,150,000	1,208,694
TOTAL HEALTH CARE		5,686,267
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.8%
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	$ 165,440	$ 166,681
Continental Airlines, Inc.:
6.648% 3/15/19	1,468,210	1,466,741
6.795% 2/2/20	2,771,483	2,643,995
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,578,654	2,620,557
7.57% 11/18/10	5,885,000	5,958,563
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,913,556	2,804,298
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,326,339	1,220,232
8.36% 7/20/20	5,135,950	5,058,911
		21,939,978
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	7,130,000	7,757,996
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	3,600,000	3,655,274
		11,413,270
TOTAL INDUSTRIALS		33,353,248
MATERIALS - 1.0%
Chemicals - 0.4%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,713,839
7.6% 5/15/14	7,213,000	8,332,140
Lubrizol Corp. 8.875% 2/1/19	3,277,000	4,103,633
		16,149,612
Metals & Mining - 0.6%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,198,821
BHP Billiton Financial (USA) Ltd. 5.5% 4/1/14	3,707,000	4,134,287
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,725,000	8,466,507
6.5% 7/15/18	430,000	490,494
7.125% 7/15/28	2,199,000	2,616,131
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,523,060
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,395,297
		23,824,597
TOTAL MATERIALS		39,974,209

	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
6.3% 1/15/38	$ 364,000	$ 395,865
6.8% 5/15/36	10,939,000	12,575,015
BellSouth Capital Funding Corp. 7.875% 2/15/30	526,000	645,862
CenturyTel, Inc. 7.6% 9/15/39	2,898,000	2,752,286
Deutsche Telekom International Financial BV 5.25% 7/22/13	1,532,000	1,648,818
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,851,500
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,004,768
5.25% 10/1/15	192,000	193,864
6.999% 6/4/18	3,792,000	4,042,299
7.2% 7/18/36	3,523,000	3,423,028
Telefonica Emisiones SAU:
5.855% 2/4/13	1,438,000	1,547,340
6.221% 7/3/17	2,885,000	3,140,323
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,488,291
6.25% 4/1/37	1,380,000	1,485,762
6.4% 2/15/38	2,548,000	2,814,162
6.9% 4/15/38	2,420,000	2,834,345
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,183,380
		49,026,908
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	773,821
8.125% 5/1/12	1,130,000	1,264,638
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	3,982,578
5.875% 10/1/19	4,711,000	5,151,050
6.35% 3/15/40	1,471,000	1,578,662
Sprint Nextel Corp. 6% 12/1/16	2,260,000	2,028,350
Vodafone Group PLC 5% 12/16/13	2,775,000	3,006,665
		17,785,764
TOTAL TELECOMMUNICATION SERVICES		66,812,672
UTILITIES - 2.3%
Electric Utilities - 0.9%
AmerenUE 6.4% 6/15/17	3,819,000	4,335,004
Commonwealth Edison Co. 5.4% 12/15/11	1,925,000	2,036,975
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	997,597
6% 2/2/18 (c)	2,864,000	2,822,853
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15	$ 990,000	$ 1,036,357
6.05% 8/15/21	1,442,000	1,472,299
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,647,754
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,615,883
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	2,036,396
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,216,875
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	6,230,000	5,482,400
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,224,010
7.1% 3/1/11	3,932,000	4,088,580
		35,012,983
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	189,391
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,605,157
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,369,911
6.5% 5/1/18	2,640,000	2,922,258
		11,897,326
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,507,385
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,601,284
6.25% 6/30/12	1,938,000	2,112,711
6.3% 9/30/66 (j)	9,626,000	8,855,920
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,673,044
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	2,336,000	2,615,435
5.875% 10/1/12	2,880,000	3,118,608
6.5% 9/15/37	1,334,000	1,535,909
National Grid PLC 6.3% 8/1/16	4,181,000	4,722,147
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,152,385
5.45% 9/15/20	613,000	631,850
6.4% 3/15/18	2,760,000	3,038,788
7.875% 11/15/10	925,000	945,324

	Principal Amount	Value
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	$ 2,740,000	$ 2,479,700
WPS Resources Corp. 6.11% 12/1/66 (j)	2,330,000	2,073,700
		45,064,190
TOTAL UTILITIES		92,163,890
TOTAL NONCONVERTIBLE BONDS (Cost $879,607,981)		936,686,314
U.S. Government and Government Agency Obligations - 33.1%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
1% 4/4/12	15,075,000	15,159,284
1.25% 6/22/12	9,298,000	9,388,414
1.75% 2/22/13	20,000,000	20,393,120
2.5% 5/15/14	1,734,000	1,790,733
2.75% 3/13/14	2,460,000	2,566,191
5% 2/16/12	2,860,000	3,059,559
Federal Home Loan Bank:
1.625% 11/21/12	7,625,000	7,752,025
1.625% 3/20/13	4,450,000	4,515,913
3.625% 5/29/13	2,940,000	3,149,763
Freddie Mac:
1.125% 7/27/12	870,000	876,329
1.625% 4/15/13	4,110,000	4,173,273
1.75% 6/15/12	7,375,000	7,521,180
2.125% 3/23/12	724,000	742,016
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,662,469
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,090,000	1,092,148
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		84,842,417
U.S. Treasury Inflation Protected Obligations - 4.6%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	8,122,800	9,186,771
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	99,518,645	102,060,428
2.125% 2/15/40	29,017,134	31,735,144
2.625% 7/15/17	35,341,152	39,866,190
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		182,848,533
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 25.9%
U.S. Treasury Bonds:
4.375% 11/15/39	$ 26,390,000	$ 28,563,058
4.375% 5/15/40	9,883,000	10,715,346
4.5% 8/15/39	64,073,000	70,740,565
4.625% 2/15/40	11,810,000	13,310,236
U.S. Treasury Notes:
1.75% 3/31/14	90,282,000	91,551,545
1.875% 6/15/12	33,610,000	34,445,007
2.375% 8/31/14	115,000,000	118,926,215
2.375% 2/28/15	39,150,000	40,361,301
2.5% 4/30/15	40,000,000	41,434,360
2.625% 7/31/14 (g)	265,000,000	276,987,001
2.625% 12/31/14	160,570,000	167,293,869
3.375% 6/30/13 (g)	126,309,000	135,387,459
TOTAL U.S. TREASURY OBLIGATIONS		1,029,715,962
Other Government Related - 0.5%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (d)	18,220,000	18,695,998
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,258,345,168)		1,316,102,910
U.S. Government Agency - Mortgage Securities - 25.2%

Fannie Mae - 20.4%
1.831% 9/1/33 (j)	752,080	765,925
1.942% 10/1/33 (j)	55,859	57,507
1.969% 4/1/36 (j)	1,991,074	2,047,075
1.985% 4/1/36 (j)	1,745,080	1,797,342
1.991% 1/1/35 (j)	1,895,008	1,952,557
2.09% 7/1/35 (j)	2,604,347	2,705,698
2.115% 5/1/34 (j)	1,570,973	1,600,531
2.129% 7/1/35 (j)	60,667	62,387
2.136% 3/1/35 (j)	22,992	23,742
2.5% 10/1/33 (j)	1,423,272	1,472,574
2.572% 2/1/35 (j)	3,557,729	3,704,389
2.582% 3/1/35 (j)	84,454	88,120
2.645% 7/1/34 (j)	2,455,907	2,559,989
2.687% 2/1/35 (j)	4,353,184	4,558,488
2.689% 8/1/36 (j)	2,395,818	2,509,397
2.745% 6/1/34 (j)	646,692	675,310
2.785% 8/1/35 (j)	633,650	664,085
2.799% 10/1/33 (j)	117,469	122,995

	Principal Amount	Value
2.805% 7/1/35 (j)	$ 465,807	$ 485,685
2.858% 5/1/35 (j)	296,428	311,494
2.99% 11/1/36 (j)	1,881,311	1,971,686
3.042% 2/1/34 (j)	38,109	39,782
3.079% 7/1/35 (j)	150,260	156,895
3.093% 10/1/35 (j)	1,026,907	1,066,792
3.213% 7/1/35 (j)	565,447	590,117
3.26% 9/1/34 (j)	1,130,968	1,172,946
3.278% 4/1/36 (j)	2,583,198	2,711,387
3.346% 9/1/35 (j)	2,854,208	2,977,096
3.358% 7/1/34 (j)	78,173	81,236
3.391% 4/1/35 (j)	2,317,140	2,423,040
3.394% 9/1/36 (j)	1,253,635	1,320,476
3.697% 5/1/36 (j)	620,751	652,747
3.697% 6/1/36 (j)	170,818	178,522
3.95% 10/1/37 (j)	58,325	60,912
4% 8/1/18 to 8/1/39	13,016,411	13,293,295
4% 7/1/25 (e)	9,000,000	9,349,474
4% 7/1/25 (e)	13,000,000	13,504,795
4% 7/1/25 (e)	6,000,000	6,232,982
4% 7/1/25 (e)	6,000,000	6,232,982
4.5% 1/1/25 to 9/1/39	76,817,848	80,089,092
4.5% 7/1/25 (e)	12,300,000	12,974,976
4.5% 7/1/40 (e)	19,000,000	19,689,531
4.5% 7/1/40 (e)	24,000,000	24,870,986
4.5% 7/1/40 (e)	12,000,000	12,435,493
4.5% 7/1/40 (e)(f)	18,000,000	18,653,240
4.5% 7/1/40 (e)	5,000,000	5,181,456
4.945% 7/1/37 (j)	308,229	323,641
5% 2/1/18 to 6/1/40	132,186,056	140,405,890
5% 7/1/25 (e)	7,800,000	8,322,507
5% 7/1/40 (e)	21,000,000	22,217,490
5% 7/1/40 (e)	17,000,000	17,985,587
5.305% 12/1/35 (j)	795,212	838,734
5.32% 2/1/36 (j)	1,742,502	1,839,359
5.5% 4/1/16 to 7/1/40	178,146,649	191,897,922
5.5% 4/1/34	327,743	352,668
5.5% 7/1/40 (e)(f)	20,000,000	21,469,434
5.707% 9/1/35 (j)	595,755	629,267
6% 6/1/14 to 7/1/38	66,950,713	73,299,620
6% 7/1/40 (e)(f)	7,000,000	7,592,432
6% 7/1/40 (e)(f)	6,450,000	6,995,884
6% 7/1/40 (e)(f)	16,000,000	17,354,130
6.5% 6/1/11 to 9/1/38	27,964,400	30,899,404
7% 3/1/15 to 8/1/32	2,225,866	2,487,847
7.5% 7/1/16 to 11/1/31	1,802,030	2,049,280
8% 1/1/30 to 5/1/30	57,333	65,792
8.5% 3/1/25 to 6/1/25	895	1,031
TOTAL FANNIE MAE		813,105,145
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 1.9%
2.048% 4/1/35 (j)	$ 955,934	$ 990,651
2.624% 1/1/35 (j)	294,556	307,515
2.698% 6/1/35 (j)	213,957	224,134
2.965% 3/1/36 (j)	388,071	402,858
3.125% 1/1/35 (j)	994,372	1,040,914
3.537% 3/1/33 (j)	19,672	20,779
4% 7/1/25 (e)	1,750,000	1,816,586
4.5% 6/1/39 to 5/1/40 (e)	5,019,999	5,218,377
5% 9/1/39 to 6/1/40	11,513,669	12,229,110
5% 7/1/40 (e)	10,000,000	10,575,069
5.37% 11/1/35 (j)	551,528	582,551
5.402% 1/1/36 (j)	912,837	949,736
5.554% 10/1/35 (j)	177,409	186,749
6% 4/1/32 to 7/1/37	5,208,204	5,733,927
6% 5/1/40 (e)	19,500,000	21,255,000
6.5% 7/1/40 (e)	12,000,000	13,155,094
7.5% 5/1/17 to 11/1/31	180,500	204,784
8% 7/1/17 to 5/1/27	29,819	33,772
8.5% 3/1/20 to 1/1/28	144,836	165,885
TOTAL FREDDIE MAC		75,093,491
Government National Mortgage Association - 2.9%
4% 10/15/39 to 3/15/40	21,910,288	22,317,481
4% 7/1/40 (e)	3,000,000	3,048,967
4.5% 5/15/39 to 5/20/40	28,785,979	30,024,183
4.5% 7/1/40 (e)	19,000,000	19,749,609
4.5% 7/1/40 (e)	14,000,000	14,552,343
4.5% 7/1/40 (e)	2,000,000	2,083,207
6% 3/15/29 to 11/15/34	8,100,979	8,955,120
6.5% 8/15/27 to 11/15/35	7,533,222	8,417,597
7% 1/15/28 to 7/15/32	3,580,132	4,011,047
7.5% 4/15/22 to 10/15/28	922,492	1,047,635
8% 2/15/17 to 9/15/30	102,463	116,504
8.5% 12/15/16 to 3/15/30	20,030	22,674
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		114,346,367
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $964,476,716)		1,002,545,003
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8172% 4/25/35 (j)	642,067	372,681
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0972% 3/25/34 (j)	38,101	36,338

	Principal Amount	Value
Series 2005-HE2 Class M2, 0.7972% 4/25/35 (j)	$ 71,988	$ 64,572
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3775% 9/20/13 (j)	458,214	452,830
Series 2006-A7 Class A7, 0.3675% 10/20/12 (j)	260,051	256,995
Series 2006-C1 Class C1, 0.8275% 10/20/14 (j)	43,270	1,268
Series 2007-A1 Class A, 0.3975% 1/20/15 (j)	177,535	175,448
Series 2007-A4 Class A4, 0.3775% 4/22/13 (j)	192,037	189,781
Series 2007-A5 Class A5, 0.8475% 8/20/13 (j)	362,571	358,309
Airspeed Ltd. Series 2007-1A Class C1, 2.8497% 6/15/32 (c)(j)	2,669,096	974,220
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (c)(j)	57,414	57,397
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,620,000	1,645,329
Class A4, 3% 10/15/15 (c)	1,600,000	1,653,043
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (c)	4,090,000	4,260,831
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,690,000	3,741,906
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class C1, 5.28% 11/6/11	779,903	785,067
Series 2008-AF Class A3, 5.68% 12/12/12	4,977,813	5,081,642
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0472% 12/25/33 (j)	37,816	23,674
Series 2004-R2 Class M3, 0.8972% 4/25/34 (j)	53,982	6,285
Series 2005-R2 Class M1, 0.7972% 4/25/35 (j)	727,000	546,404
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7328% 3/1/34 (j)	16,878	11,323
Series 2004-W11 Class M2, 1.0472% 11/25/34 (j)	198,000	119,415
Series 2004-W7 Class M1, 0.8972% 5/25/34 (j)	209,000	97,371
Series 2006-W4 Class A2C, 0.5072% 5/25/36 (j)	519,300	189,791
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.1722% 4/25/34 (j)	$ 940,000	$ 568,949
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,245,698
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	2,600,000	2,633,797
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (j)	773,071	734,417
C-BASS Trust Series 2006-CB7 Class A2, 0.4072% 10/25/36 (j)	56,251	55,194
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,398,037
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6472% 7/25/36 (j)	402,000	75,562
Series 2006-NC3 Class M10, 2.3472% 8/25/36 (c)(j)	255,000	12,006
Series 2007-RFC1 Class A3, 0.4872% 12/25/36 (j)	635,000	219,715
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5275% 5/20/17 (c)(j)	54,850	48,853
Series 2005-1A Class A1, 4.67% 5/20/17 (c)	234,398	235,119
Chase Issuance Trust Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,058,620
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	7,500,000	7,529,324
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,858,392
Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,722,836
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6172% 5/25/37 (j)	270,000	12,206
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3172% 4/25/34 (j)	56,336	20,001
Series 2004-4 Class M2, 1.1422% 6/25/34 (j)	207,174	69,945
Series 2005-3 Class MV1, 0.7672% 8/25/35 (j)	474,099	430,820
Series 2005-AB1 Class A2, 0.5572% 8/25/35 (j)	72,241	69,423
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	840,000	769,020

	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.686% 5/28/35 (j)	$ 13,702	$ 11,339
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5222% 8/25/34 (j)	102,000	37,179
Series 2006-3 Class 2A3, 0.5072% 11/25/36 (j)	1,585,000	486,143
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.1722% 3/25/34 (j)	6,406	1,337
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	1,025,000	1,061,080
Series 2009-D:
Class A3, 2.17% 10/15/13	2,000,000	2,027,056
Class A4, 2.98% 8/15/14	1,800,000	1,865,899
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8997% 6/15/13 (j)	272,000	261,817
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8372% 1/25/35 (j)	334,000	118,233
Class M4, 1.0272% 1/25/35 (j)	128,000	16,339
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (c)(j)	829,000	563,720
GE Business Loan Trust Series 2003-1 Class A, 0.7797% 4/15/31 (c)(j)	99,831	87,851
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	161,896	24,290
Class M1, 0.9972% 6/25/34 (j)	772,000	467,320
Series 2007-HE1 Class M1, 0.5972% 3/25/47 (j)	289,000	17,397
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4272% 5/25/30 (c)(j)	230,949	57,737
Series 2006-3 Class C, 0.8972% 9/25/46 (c)(j)	538,000	78,010
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.6372% 8/25/33 (j)	292,643	198,523
Series 2003-5 Class A2, 1.0472% 12/25/33 (j)	11,595	6,863
Series 2005-5 Class 2A2, 0.5972% 11/25/35 (j)	55,728	54,593
Series 2006-1 Class 2A3, 0.5722% 4/25/36 (j)	570,350	547,477
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6375% 3/20/36 (j)	295,127	225,034
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5372% 1/25/37 (j)	$ 436,000	$ 142,159
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,067,522
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4772% 10/25/36 (j)	438,000	350,083
Class MV1, 0.5772% 10/25/36 (j)	356,000	129,052
Keycorp Student Loan Trust Series 1999-A Class A2, 0.8672% 12/27/29 (j)	293,275	243,182
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4272% 6/25/34 (j)	65,938	46,426
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6072% 10/25/36 (j)	158,000	9,508
Series 2007-HE1 Class M1, 0.6472% 5/25/37 (j)	249,000	13,600
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9972% 7/25/34 (j)	37,319	24,903
Series 2006-FM1 Class A2B, 0.4572% 4/25/37 (j)	648,355	551,330
Series 2006-OPT1 Class A1A, 0.6072% 6/25/35 (j)	573,039	371,486
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6872% 8/25/34 (j)	20,187	14,501
Series 2005-NC1 Class M1, 0.7872% 1/25/35 (j)	141,000	64,102
National Collegiate Student Loan Trust Series 2006-4 Class A1, 0.3772% 3/25/25 (j)	174,579	172,061
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8572% 9/25/35 (j)	503,000	208,032
Series 2005-D Class M2, 0.8172% 2/25/36 (j)	105,000	12,439
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4672% 3/25/36 (j)	40,572	40,320
Ocala Funding LLC Series 2006-1A Class A, 1.7475% 3/20/11 (a)(c)(j)	414,000	153,180
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5972% 9/25/34 (j)	188,000	80,384
Class M4, 1.7972% 9/25/34 (j)	241,000	39,855

	Principal Amount	Value
Series 2005-WCH1:
Class M2, 0.8672% 1/25/36 (j)	$ 1,972,000	$ 1,613,516
Class M3, 0.9072% 1/25/36 (j)	168,000	102,411
Class M4, 1.1772% 1/25/36 (j)	520,000	158,547
Series 2005-WHQ2 Class M7, 1.5972% 5/25/35 (j)	1,251,000	19,743
Providian Master Note Trust Series 2006-C1A Class C1, 0.8997% 3/16/15 (c)(j)	759,000	754,754
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4172% 2/25/37 (j)	274,879	266,735
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1472% 4/25/33 (j)	1,796	1,478
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1422% 3/25/35 (j)	597,206	394,461
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4897% 3/20/19 (c)(j)	256,973	239,407
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (j)	448,000	30,582
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4972% 9/25/34 (j)	26,818	3,686
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5125% 11/25/37 (j)	4,623,313	4,281,260
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2072% 9/25/34 (j)	10,148	6,881
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (c)	597,685	599,596
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8497% 8/15/15 (c)(j)	2,465,000	2,438,137
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	4,135,000	4,185,120
Series 2007-A5A Class A5, 1.0997% 10/15/14 (c)(j)	590,000	590,410
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (c)(j)	630,180	207,959
TOTAL ASSET-BACKED SECURITIES (Cost $94,145,671)		90,713,899
Collateralized Mortgage Obligations - 1.8%
	Principal Amount	Value
Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (c)(j)	$ 503,217	$ 301,930
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (j)	485,000	114,964
Class C, 5.8772% 4/10/49 (j)	1,290,000	210,696
Class D, 5.8772% 4/10/49 (j)	650,000	96,214
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.9236% 3/25/34 (j)	20,823	17,914
Series 2005-E Class 2A7, 3.7163% 6/25/35 (j)	2,680,000	2,089,625
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6272% 1/25/35 (j)	825,906	613,016
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.4236% 2/25/37 (j)	457,347	431,038
Series 2007-A2 Class 2A1, 3.5606% 7/25/37 (j)	243,265	229,530
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2974% 12/10/49 (j)	7,310,000	7,674,371
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.6837% 8/25/34 (j)	2,553,801	2,398,504
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7472% 5/25/33 (j)	6,933	6,608
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5248% 11/25/34 (j)	863,834	827,190
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4375% 11/19/37 (j)	39,642	38,947
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (c)(j)	1,007,000	979,912
Class C2, 0.7744% 10/18/54 (c)(j)	337,000	319,645
Class M2, 0.5544% 10/18/54 (c)(j)	579,000	557,867
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (c)(j)	863,000	813,602
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (c)(j)	1,097,000	1,070,321
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9475% 12/20/54 (c)(j)	2,117,000	910,310

	Principal Amount	Value
Series 2006-2 Class C1, 0.8175% 12/20/54 (j)	$ 1,885,000	$ 772,850
Series 2006-3 Class C2, 0.8475% 12/20/54 (j)	396,000	170,634
Series 2006-4:
Class B1, 0.4375% 12/20/54 (j)	1,059,000	783,660
Class C1, 0.7275% 12/20/54 (j)	647,000	278,210
Class M1, 0.5175% 12/20/54 (j)	279,000	172,980
Series 2007-1:
Class 1C1, 0.6475% 12/20/54 (j)	654,000	274,680
Class 1M1, 0.4975% 12/20/54 (j)	425,000	263,500
Class 2C1, 0.7775% 12/20/54 (j)	298,000	125,160
Class 2M1, 0.5975% 12/20/54 (j)	546,000	338,520
Series 2007-2 Class 2C1, 0.7797% 12/17/54 (j)	757,000	321,725
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (j)	151,584	75,371
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1255% 4/25/35 (j)	1,152,248	964,983
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5675% 5/19/35 (j)	137,642	79,177
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	6,230,000	6,470,407
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.9576% 12/25/34 (j)	794,421	763,592
Series 2006-A2 Class 5A1, 3.4202% 11/25/33 (j)	1,016,926	953,616
Series 2007-A1 Class 1A1, 4.0215% 7/25/35 (j)	2,422,621	2,209,542
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5572% 5/25/47 (j)	411,485	246,245
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5172% 2/25/37 (j)	564,331	340,725
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.54% 6/15/22 (c)(j)	449,000	377,160
Class D, 0.55% 6/15/22 (c)(j)	173,000	141,860
Class E, 0.56% 6/15/22 (c)(j)	276,000	207,000
Class F, 0.59% 6/15/22 (c)(j)	498,000	348,600
Class G, 0.66% 6/15/22 (c)(j)	103,000	69,010
Class H, 0.68% 6/15/22 (c)(j)	207,000	128,340
Class J, 0.72% 6/15/22 (c)(j)	242,000	125,840
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	$ 4,570,000	$ 4,824,554
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6372% 7/25/35 (j)	896,850	698,922
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6472% 3/25/37 (j)	861,000	59,459
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.81% 10/25/35 (j)	1,654,937	1,386,498
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7% 7/10/35 (c)(j)	354,457	202,608
Series 2004-A:
Class B4, 1.55% 2/10/36 (c)(j)	229,819	130,836
Class B5, 2.05% 2/10/36 (c)(j)	153,462	83,806
Series 2004-B Class B4, 1.45% 2/10/36 (c)(j)	100,522	50,452
Series 2004-C:
Class B4, 1.3% 9/10/36 (c)(j)	137,445	75,938
Class B5, 1.7% 9/10/36 (c)(j)	153,710	70,584
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	62,455	61,625
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7972% 6/25/33 (c)(j)	96,571	76,425
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (j)	14,526	7,425
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5425% 9/25/36 (j)	1,153,000	636,089
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5337% 6/25/34 (j)	873,094	856,181
Series 2005-AR10 Class 2A2, 2.9638% 6/25/35 (j)	3,048,494	2,917,710
Series 2005-AR12:
Class 2A5, 2.933% 7/25/35 (j)	3,710,000	3,415,695
Class 2A6, 2.933% 7/25/35 (j)	3,849,534	3,538,637
Series 2005-AR3 Class 2A1, 3.2103% 3/25/35 (j)	825,233	735,158
TOTAL PRIVATE SPONSOR		56,534,193

	Principal Amount	Value
U.S. Government Agency - 0.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 2,037,529	$ 2,250,273
Series 1999-57 Class PH, 6.5% 12/25/29	1,426,781	1,587,774
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	232,885	251,957
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,819,270
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	498,344	526,394
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	5,838,889	6,334,181
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.1019% 6/16/37 (j)(l)	171,166	289,325
TOTAL U.S. GOVERNMENT AGENCY		14,059,174
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,569,613)		70,593,367
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0643% 2/14/43 (j)	1,435,000	1,562,479
Class A3, 6.903% 2/14/43 (j)	1,545,000	1,666,410
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9099% 5/10/45 (j)	2,100,000	2,259,534
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	8,996,825
Class A3, 5.39% 9/10/47	1,985,000	2,067,872
Series 2007-2 Class A1, 5.421% 4/10/49	1,184,586	1,220,231
Series 2007-3 Class A3, 5.8369% 6/10/49 (j)	6,100,000	6,493,595
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	1,855,161	1,870,128
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,587,338
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-3 Class H, 6.562% 4/11/37 (c)	$ 4,889,139	$ 4,815,234
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.8197% 3/15/22 (c)(j)	217,000	151,900
Class G, 0.8797% 3/15/22 (c)(j)	141,000	91,650
Series 2006-BIX1:
Class F, 0.6597% 10/15/19 (c)(j)	558,000	418,500
Class G, 0.6797% 10/15/19 (c)(j)	380,000	247,000
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.7072% 4/25/34 (c)(j)	561,679	435,301
Class B, 2.2472% 4/25/34 (c)(j)	44,140	22,070
Class M1, 0.9072% 4/25/34 (c)(j)	35,966	24,457
Class M2, 1.5472% 4/25/34 (c)(j)	32,229	18,371
Series 2004-2:
Class A, 0.7772% 8/25/34 (c)(j)	424,103	330,801
Class M1, 0.9272% 8/25/34 (c)(j)	68,495	43,152
Series 2004-3:
Class A1, 0.7172% 1/25/35 (c)(j)	844,045	654,135
Class A2, 0.7672% 1/25/35 (c)(j)	109,868	72,513
Class M1, 0.8472% 1/25/35 (c)(j)	112,453	73,095
Class M2, 1.3472% 1/25/35 (c)(j)	72,707	45,260
Series 2005-2A:
Class A1, 0.6572% 8/25/35 (c)(j)	475,391	361,772
Class M1, 0.7772% 8/25/35 (c)(j)	35,248	16,228
Class M2, 0.8272% 8/25/35 (c)(j)	57,974	22,842
Class M3, 0.8472% 8/25/35 (c)(j)	32,002	11,761
Class M4, 0.9572% 8/25/35 (c)(j)	29,683	10,784
Series 2005-3A:
Class A1, 0.6672% 11/25/35 (c)(j)	258,227	192,973

	Principal Amount	Value
Class A2, 0.7472% 11/25/35 (c)(j)	$ 167,323	$ 110,433
Series 2005-4A:
Class A2, 0.7372% 1/25/36 (c)(j)	925,155	610,602
Class M1, 0.7972% 1/25/36 (c)(j)	193,574	106,466
Class M2, 0.8172% 1/25/36 (c)(j)	58,397	29,198
Class M3, 0.8472% 1/25/36 (c)(j)	84,891	39,899
Series 2006-1 Class A2, 0.7072% 4/25/36 (c)(j)	92,567	63,380
Series 2006-2A:
Class A1, 0.5772% 7/25/36 (c)(j)	914,629	685,971
Class A2, 0.6272% 7/25/36 (c)(j)	82,558	57,312
Class M1, 0.6572% 7/25/36 (c)(j)	86,686	31,606
Class M2, 0.6772% 7/25/36 (c)(j)	61,329	20,919
Class M6, 0.8872% 7/25/36 (c)(j)	62,508	17,427
Series 2006-3A:
Class M5, 0.8272% 10/25/36 (c)(j)	72,649	19,615
Class M6, 0.9072% 10/25/36 (c)(j)	141,871	32,630
Series 2006-4A:
Class A1, 0.5772% 12/25/36 (c)(j)	521,876	383,214
Class A2, 0.6172% 12/25/36 (c)(j)	1,163,096	635,167
Class M1, 0.6372% 12/25/36 (c)(j)	84,282	32,862
Series 2007-1:
Class A2, 0.6172% 3/25/37 (c)(j)	222,425	139,015
Class B3, 3.6972% 3/25/37 (c)(j)	141,867	24,117
Series 2007-2A:
Class A1, 0.6172% 7/25/37 (c)(j)	203,428	146,468
Class A2, 0.6672% 7/25/37 (c)(j)	190,408	108,533
Class B1, 1.9472% 7/25/37 (c)(j)	179,016	30,433
Class B2, 2.5972% 7/25/37 (c)(j)	154,605	26,283
Class B3, 3.6972% 7/25/37 (c)(j)	174,948	30,616
Class M2, 0.7572% 7/25/37 (c)(j)	105,782	35,966
Class M3, 0.8372% 7/25/37 (c)(j)	105,782	28,561
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M4, 0.9972% 7/25/37 (c)(j)	$ 223,770	$ 53,705
Class M5, 1.0972% 7/25/37 (c)(j)	199,359	41,865
Class M6, 1.3472% 7/25/37 (c)(j)	248,182	45,914
Series 2007-3:
Class A2, 0.6372% 7/25/37 (c)(j)	326,995	167,454
Class B1, 1.2972% 7/25/37 (c)(j)	151,132	23,320
Class B2, 1.9472% 7/25/37 (c)(j)	528,275	69,838
Class B3, 4.3472% 7/25/37 (c)(j)	202,654	23,062
Class M1, 0.6572% 7/25/37 (c)(j)	133,958	48,935
Class M2, 0.6872% 7/25/37 (c)(j)	140,828	40,023
Class M3, 0.7172% 7/25/37 (c)(j)	307,760	78,079
Class M4, 0.8472% 7/25/37 (c)(j)	486,370	117,458
Class M5, 0.9472% 7/25/37 (c)(j)	182,045	41,142
Class M6, 1.1472% 7/25/37 (c)(j)	137,393	27,245
Series 2007-4A:
Class B1, 2.8972% 9/25/37 (c)(j)	248,851	29,862
Class B2, 3.7972% 9/25/37 (c)(j)	1,215,939	133,753
Class M4, 1.9472% 9/25/37 (c)(j)	801,473	144,265
Class M5, 2.0972% 9/25/37 (c)(j)	801,473	128,236
Class M6, 2.2972% 9/25/37 (c)(j)	801,473	104,191
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	1,670,460	53,455
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7897% 3/15/19 (c)(j)	284,000	142,000
Class H, 0.9997% 3/15/19 (c)(j)	191,000	78,310
Class J, 1.1997% 3/15/19 (c)(j)	143,000	54,340
Series 2007-BBA8:
Class D, 0.5997% 3/15/22 (c)(j)	147,000	85,260

	Principal Amount	Value
Class E, 0.6497% 3/15/22 (c)(j)	$ 763,000	$ 419,650
Class F, 0.6997% 3/15/22 (c)(j)	468,000	238,680
Class G, 0.7497% 3/15/22 (c)(j)	120,000	57,600
Class H, 0.8997% 3/15/22 (c)(j)	147,000	58,800
Class J, 1.0497% 3/15/22 (c)(j)	147,000	47,040
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,122,763
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,192,394	1,219,165
Series 2007-PW16:
Class B, 5.9067% 6/11/40 (c)(j)	1,405,000	505,714
Class C, 5.9067% 6/11/40 (c)(j)	1,170,000	362,638
Class D, 5.9067% 6/11/40 (c)(j)	1,170,000	298,114
C-BASS Trust floater Series 2006-SC1 Class A, 0.6172% 5/25/36 (c)(j)	338,101	201,602
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(j)	1,325,249	1,358,684
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6797% 8/15/21 (c)(j)	156,000	119,387
Class H, 0.7197% 8/15/21 (c)(j)	125,000	87,554
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,883,056
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	5,045,631	5,153,755
Series 2007-FL3A Class A2, 0.4897% 4/15/22 (c)(j)	2,595,000	2,260,390
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,180,074
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6597% 4/15/17 (c)(j)	335,000	257,950
Class E, 0.7197% 4/15/17 (c)(j)	107,000	79,180
Class F, 0.7597% 4/15/17 (c)(j)	60,000	40,800
Class G, 0.8997% 4/15/17 (c)(j)	60,000	37,200
Class H, 0.9697% 4/15/17 (c)(j)	60,000	27,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class J, 1.1997% 4/15/17 (c)(j)	$ 46,000	$ 15,180
Series 2005-FL11:
Class F, 0.7997% 11/15/17 (c)(j)	87,256	69,805
Class G, 0.8497% 11/15/17 (c)(j)	60,238	40,359
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	2,745,000	2,741,467
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (c)(j)(k)	4,709,447	25,633
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	3,885,000	3,972,291
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,644,549
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	2,750,000	2,611,116
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	1,195,309	1,211,322
Class A4, 4.75% 1/15/37	3,035,000	3,135,786
Series 1997-C2 Class D, 7.27% 1/17/35	216,867	222,402
Series 1998-C1 Class D, 7.17% 5/17/40	39,039	39,431
Series 2001-CKN5 Class AX, 2.1881% 9/15/34 (c)(j)(k)	21,712,854	347,469
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	214,250
Series 2004-C1 Class ASP, 1.1318% 1/15/37 (c)(j)(k)	19,606,289	132,317
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	3,895,000	4,126,330
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4997% 2/15/22 (c)(j)	3,470,000	2,255,500
Series 2007-TFL1:
Class C:
0.5197% 2/15/22 (c)(j)	657,000	361,350
0.6197% 2/15/22 (c)(j)	234,000	105,300
Class F, 0.6697% 2/15/22 (c)(j)	469,000	187,600
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	596,033	602,966
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,255,319

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.5409% 11/5/21 (c)(j)	$ 3,490,000	$ 2,456,842
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,228,985	1,240,696
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,371,622
Series 2006-GG7 Class A3, 6.0853% 7/10/38 (j)	3,460,000	3,652,035
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5909% 6/6/20 (c)(j)	405,000	368,766
Class D, 0.6309% 6/6/20 (c)(j)	1,115,000	958,768
Class E, 0.7209% 6/6/20 (c)(j)	2,220,000	1,819,682
Class F, 0.7909% 6/6/20 (c)(j)	294,000	228,580
Series 2007-EOP:
Class C, 0.6709% 3/6/20 (c)(j)	1,335,000	1,188,150
Class D, 0.7209% 3/6/20 (c)(j)	400,000	352,000
Class E, 0.7909% 3/6/20 (c)(j)	670,000	582,900
Class F, 0.8309% 3/6/20 (c)(j)	335,000	289,775
Class G, 0.8709% 3/6/20 (c)(j)	165,000	138,600
Class H, 1.0009% 3/6/20 (c)(j)	275,000	230,313
Class J, 1.2009% 3/6/20 (c)(j)	395,000	329,825
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,819,058
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,731,393	2,773,713
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,508,484	1,555,174
Class A2, 5.778% 8/10/45	5,055,000	5,232,997
Class A4, 5.9988% 8/10/45 (j)	5,240,000	5,151,814
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.6297% 11/15/18 (c)(j)	101,443	56,808
Class F, 0.6797% 11/15/18 (c)(j)	152,164	79,126
Class G, 0.7097% 11/15/18 (c)(j)	132,568	66,284
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class H, 0.8497% 11/15/18 (c)(j)	$ 101,443	$ 44,635
sequential payer:
Series 2006-CB14 Class A3B, 5.668% 12/12/44 (j)	4,625,000	4,839,696
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	5,840,000	6,121,468
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	5,105,000	5,293,369
Series 2007-LDP10 Class A1, 5.122% 1/15/49	638,273	649,497
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,709,700
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	4,223,247
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (j)	755,000	234,009
Class C, 5.9366% 2/12/49 (j)	1,971,000	610,934
Class D, 5.9366% 2/12/49 (j)	2,075,000	602,748
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	1,725,000	241,464
Class CS, 5.466% 1/15/49 (j)	745,000	82,059
Class ES, 5.7348% 1/15/49 (c)(j)	4,663,000	327,242
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1498% 7/15/44 (j)	3,733,000	3,677,860
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	170,783	172,426
Series 2005-C3 Class A2, 4.553% 7/15/30	846,699	847,172
Series 2006-C1 Class A2, 5.084% 2/15/31	1,422,576	1,441,312
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	3,340,000	3,424,816
Series 2006-C7 Class A1, 5.279% 11/15/38	348,120	353,718
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	638,776	650,718
Class A3, 5.398% 2/15/40	5,000,000	5,294,263
Class A4, 5.424% 2/15/40	8,620,000	8,581,806
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,168,522
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,876,582
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (c)	3,860,000	3,396,800

	Principal Amount	Value
Class C, 4.13% 11/20/37 (c)	$ 3,760,000	$ 3,196,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6897% 9/15/21 (c)(j)	402,971	292,081
Class G, 0.7097% 9/15/21 (c)(j)	795,609	534,612
Class H, 0.7497% 9/15/21 (c)(j)	204,773	84,480
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	204,947	208,090
Series 2005-MCP1 Class A2, 4.556% 6/12/43	609,274	608,925
Series 2007-C1 Class A4, 6.0197% 6/12/50 (j)	3,796,000	3,885,247
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	355,721	358,661
Class A3, 5.364% 8/12/48	4,298,000	4,354,549
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	3,875,000	3,707,494
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,476,392
Series 2007-7 Class B, 5.75% 6/12/50	770,000	124,404
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.55% 7/15/19 (c)(j)	261,000	31,320
Series 2007-XCLA Class A1, 0.55% 7/17/17 (c)(j)	898,253	354,451
Series 2007-XLCA Class B, 0.85% 7/17/17 (c)(j)	548,938	13,723
Series 2007-XLFA:
Class D, 0.54% 10/15/20 (c)(j)	235,000	54,050
Class E, 0.6% 10/15/20 (c)(j)	294,000	32,340
Class F, 0.65% 10/15/20 (c)(j)	176,000	15,840
Class G, 0.69% 10/15/20 (c)(j)	218,000	13,080
Class H, 0.78% 10/15/20 (c)(j)	137,000	4,110
Class J, 0.93% 10/15/20 (c)(j)	157,000	3,140
Class NHRO, 1.24% 10/15/20 (c)(j)	89,449	11,628
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	1,966,611	1,993,323
Series 2006-T23 Class A1, 5.682% 8/12/41	639,266	652,768
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	4,785,000	4,943,561
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A1, 5.05% 3/15/44	$ 1,114,849	$ 1,129,527
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,591,335	2,669,842
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	11,068,343
Series 2005-IQ9 Class X2, 1.2104% 7/15/56 (c)(j)(k)	19,161,850	295,593
Series 2007-HQ12 Class A2, 5.8119% 4/12/49 (j)	4,918,658	4,985,491
Series 2007-IQ14 Class B, 5.9134% 4/15/49 (j)	2,175,000	538,313
Series 2007-XLC1:
Class C, 0.95% 7/17/17 (c)(j)	749,610	18,740
Class D, 1.05% 7/17/17 (c)(j)	352,629	8,816
Class E, 1.15% 7/17/17 (c)(j)	286,466	7,162
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	2,887,141	2,887,141
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5497% 1/15/18 (c)(j)	449,000	448,105
Series 2006-WL7A:
Class E, 0.6297% 9/15/21 (c)(j)	491,000	276,143
Class F, 0.6897% 8/11/18 (c)(j)	661,000	344,874
Class G, 0.7097% 8/11/18 (c)(j)	626,000	316,296
Class J, 0.9497% 8/11/18 (c)(j)	139,000	30,372
Series 2007-WHL8:
Class AP2, 1.1497% 6/15/20 (c)(j)	53,945	26,973
Class F, 0.8297% 6/15/20 (c)(j)	1,046,000	261,500
Class LXR2, 1.1497% 6/15/20 (c)(j)	713,442	285,377
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	423,927	424,574
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	654,255	660,270
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,937,812
Class A4, 5.305% 12/15/43	3,240,000	3,208,503
Class A5, 5.342% 12/15/43	3,796,000	3,458,236
Series 2007-C31 Class A1, 5.14% 4/15/47	494,203	500,119

	Principal Amount	Value
Series 2007-C32 Class A2, 5.9236% 6/15/49 (j)	$ 1,255,000	$ 1,296,153
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	3,010,000	3,150,544
Series 2007-C30 Class E, 5.553% 12/15/43 (j)	6,257,000	593,303
Series 2007-C31 Class C, 5.8835% 4/15/47 (j)	2,455,000	502,319
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $305,797,043)		278,391,455
Municipal Securities - 0.3%

California Gen. Oblig.:
6.2% 3/1/19	2,000,000	2,086,200
7.5% 4/1/34	2,400,000	2,561,280
7.55% 4/1/39	3,600,000	3,862,980
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	2,850,000	2,831,219
TOTAL MUNICIPAL SECURITIES (Cost $10,938,651)		11,341,679
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,893,938
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	377,534
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $2,496,312)	2,464,000	2,452,563
Cash Equivalents - 14.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) # (Cost $584,241,000)	$ 584,242,030	$ 584,241,000
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $4,175,610,213)		4,295,339,662
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(316,211,652)
NET ASSETS - 100%		$ 3,979,128,010
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $360,000) (i)	Sept. 2037	$ 2,380,324	(2,242,760)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $598,000) (i)	Sept. 2037	2,062,948	(1,943,725)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $348,750) (i)

	Sept. 2037	$ 1,190,162	$ (1,121,380)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $701,375) (i)	Sept. 2037	2,459,668	(2,317,519)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $572,000) (i)	Sept. 2037	3,491,142	(3,289,381)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $214,000) (i)	Sept. 2037	1,269,506	(1,196,139)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,023,500) (i)

	Sept. 2037	$ 3,649,830	$ (3,438,899)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	95,267	(49,236)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	116,004	(61,818)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)	Feb. 2034	4,841	(4,464)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34
(Rating-C) (h)

	Dec. 2034	$ 245,904	$ (239,618)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	203,130	(199,198)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	427,179	(416,260)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc.
Series 2003-BC1 Class B1, 7.6913% 3/25/32
(Rating-Ba1) (h)

	April 2032	$ 40,946	$ (24,065)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	203,130	(199,114)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	93,929	(75,055)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35
(Rating-C) (h)

	June 2035	$ 295,110	$ (270,650)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (h)	Sept. 2010	1,900,000	(2,404)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)	May 2011	4,290,000	(2,196)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)	May 2011	2,260,000	(815)
TOTAL CREDIT DEFAULT SWAPS		$ 26,679,020	$ (17,094,696)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 80,966,000	$ 560,439
		$ 107,645,020	$ (16,534,257)
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $222,264,617 or 5.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,695,998 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $19,794,588.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/
performance risk. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$584,241,000 due 7/01/10 at 0.06%
BNP Paribas Securities Corp.	$ 42,543,258
Banc of America Securities LLC	28,358,031
Bank of America, NA	136,138,425
Credit Agricole Securities (USA) Inc.	56,724,344
Goldman, Sachs & Co.	42,543,258
J.P. Morgan Securities, Inc.	28,362,172
Mizuho Securities USA, Inc.	141,810,858
Morgan Stanley & Co., Inc.	65,217,396
Societe Generale, New York Branch	42,543,258
$ 584,241,000
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 936,686,314	$ -	$ 936,686,314	$ -
U.S. Government and Government Agency Obligations	1,316,102,910	-	1,316,102,910	-
U.S. Government Agency - Mortgage Securities	1,002,545,003	-	1,002,545,003	-
Asset-Backed Securities	90,713,899	-	84,837,278	5,876,621
Collateralized Mortgage Obligations	70,593,367	-	69,647,693	945,674
Commercial Mortgage Securities	278,391,455	-	262,181,026	16,210,429
Municipal Securities	11,341,679	-	11,341,679	-
Foreign Government and Government Agency Obligations	1,893,938	-	1,893,938	-
Supranational Obligations	377,534	-	377,534	-
Preferred Securities	2,452,563	-	2,452,563	-
Cash Equivalents	584,241,000	-	584,241,000	-
Total Investments in Securities:	$ 4,295,339,662	$ -	$ 4,272,306,938	$ 23,032,724
Derivative Instruments:
Assets
Swap Agreements	$ 560,439	$ -	$ 560,439	$ -
Liabilities
Swap Agreements	$ (17,094,696)	$ -	$ (15,555,217)	$ (1,539,479)
Total Derivative Instruments:	$ (16,534,257)	$ -	$ (14,994,778)	$ (1,539,479)
Other Financial Instruments:
Forward Commitments	$ (779,505)	$ -	$ (779,505)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,822,693
Total Realized Gain (Loss)	(2,098)
Total Unrealized Gain (Loss)	2,712,315
Cost of Purchases	-
Proceeds of Sales	(1,108,086)
Amortization/Accretion	40,265
Transfers in to Level 3	10,550,365
Transfers out of Level 3	(3,982,730)
Ending Balance	$ 23,032,724
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 2,648,820
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,151,575)
Total Unrealized Gain (Loss)	687,460
Transfers in to Level 3	(75,364)
Transfers out of Level 3	-
Ending Balance	$ (1,539,479)
Realized gain (loss) on Swap Agreements for the period	$ (549,071)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at June 30, 2010	$ 687,460

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (17,094,696)
Interest Rate Risk
Swap Agreements (a)	560,439	-
Total Value of Derivatives	$ 560,439	$ (17,094,696)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $584,241,000) - See accompanying schedule: Unaffiliated issuers (cost $4,175,610,213)		$ 4,295,339,662
Commitment to sell securities on a delayed delivery basis	$ (119,667,005)
Receivable for securities sold on a delayed delivery basis	118,887,500	(779,505)
Receivable for investments sold		2,029,108
Cash		120,835
Receivable for swap agreements		6,417
Interest receivable		25,933,348
Unrealized appreciation on swap agreements		560,439
Total assets		4,323,210,304

Liabilities
Payable for investments purchased Regular delivery	$ 6,825,105
Delayed delivery	319,694,083
Payable for swap agreements	440,109
Unrealized depreciation on swap agreements	17,094,696
Other payables and accrued expenses	28,301
Total liabilities		344,082,294

Net Assets		$ 3,979,128,010
Net Assets consist of:
Paid in capital		$ 3,795,838,090
Undistributed net investment income		14,246,879
Accumulated undistributed net realized gain (loss) on investments		64,968,649
Net unrealized appreciation (depreciation) on investments		104,074,392
Net Assets, for 36,643,125 shares outstanding		$ 3,979,128,010
Net Asset Value, offering price and redemption price per share ($3,979,128,010 ÷ 36,643,125 shares)		$ 108.59

Statement of Operations

	Six months ended June 30, 2010

Investment Income
Dividends		$ 89,479
Interest		77,623,299
Total income		77,712,778

Expenses
Custodian fees and expenses	$ 48,535
Independent trustees' compensation	6,873
Total expenses before reductions	55,408
Expense reductions	(6,997)	48,411
Net investment income		77,664,367
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,540,303
Swap agreements	17,543,613
Total net realized gain (loss)		70,083,916
Change in net unrealized appreciation (depreciation) on: Investment securities	96,903,632
Swap agreements	(14,051,881)
Delayed delivery commitments	(1,694,584)
Total change in net unrealized appreciation (depreciation)		81,157,167
Net gain (loss)		151,241,083
Net increase (decrease) in net assets resulting from operations		$ 228,905,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 77,664,367	$ 164,800,617
Net realized gain (loss)	70,083,916	24,778,123
Change in net unrealized appreciation (depreciation)	81,157,167	307,699,497
Net increase (decrease) in net assets resulting from operations	228,905,450	497,278,237
Distributions to shareholders from net investment income	(72,669,674)	(157,751,977)
Distributions to shareholders from net realized gain	(2,651,613)	(9,844,730)
Total distributions	(75,321,287)	(167,596,707)
Share transactions Proceeds from sales of shares	50,025,630	459,946,752
Reinvestment of distributions	75,321,287	167,596,707
Cost of shares redeemed	(257,029,568)	(162,859,288)
Net increase (decrease) in net assets resulting from share transactions	(131,682,651)	464,684,171
Total increase (decrease) in net assets	21,901,512	794,365,701

Net Assets
Beginning of period	3,957,226,498	3,162,860,797
End of period (including undistributed net investment income of $14,246,879 and undistributed net investment income of $9,252,186, respectively)	$ 3,979,128,010	$ 3,957,226,498
Other Information Shares
Sold	471,630	4,495,735
Issued in reinvestment of distributions	705,458	1,665,760
Redeemed	(2,395,312)	(1,669,790)
Net increase (decrease)	(1,218,224)	4,491,705

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 104.52	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	2.058	4.762	5.319	5.534	2.814
Net realized and unrealized gain (loss)	4.007	9.818	(7.583)	(.594)	3.132
Total from investment operations	6.065	14.580	(2.264)	4.940	5.946
Distributions from net investment income	(1.925)	(4.580)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	(.070)	(.260)	(.220)	(.075)	(.100)
Total distributions	(1.995)	(4.840)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 108.59	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Total Return B,C	5.85%	15.71%	(2.29)%	4.94%	5.95%
Ratios to Average Net Assets E,I
Expenses before reductions G	-% A	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-% A
Expenses net of all reductions G	-% A	-%	-%	-%	-% A
Net investment income	3.90% A	4.75%	5.35%	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,979,128	$ 3,957,226	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	180%A	141%	140%	137%	99% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period June 23, 2006 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value,

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 184,485,613
Gross unrealized depreciation	(60,485,369)
Net unrealized appreciation (depreciation)	$ 124,000,244
Tax cost	$ 4,171,339,418

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,950,371)	$ 2,359,738
Interest Rate Risk
Swap Agreements	19,493,984	(16,411,619)
Totals (a)	$ 17,543,613	$ (14,051,881)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $26,679,020 representing 0.67% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $175,776,935 and $345,536,091, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6,873.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $124.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	12.8%
VIP Asset Manager: Growth Portfolio	0.9%
VIP Balanced Portfolio	11.3%
VIP Investment Grade Bond Portfolio	75.0%

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2010, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2010 and for the year ended December 31, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2010 and for the year ended December 31, 2009, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 18, 2010

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 1, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 1, 2010